Schedule of Assets - Schedule of Assets Held at End of Year (Details) - EBP 002	12 Months Ended
Dec. 31, 2024 USD ($) shares
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Plan Name	Savings Investment Plan
Entity Tax Identification Number	91-0351110
EBP, Plan Number	002
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 2,792,943,297
Participant loans	$ 63,384,614
Investment, Identifier [Axis]: Commingled Trust Funds, BlackRock, International
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	International [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	178,090
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 3,506,469
Investment, Identifier [Axis]: Commingled Trust Funds, Fidelity Management Trust Company, Contrafund Pool Class D
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Contrafund Pool Class D [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	8,547,800
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 389,010,394
Investment, Identifier [Axis]: Commingled Trust Funds, Fidelity Management Trust Company, Managed Income Portfolio II Class 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Managed Income Portfolio II Class 3 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	121,077,175
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 121,077,175
Investment, Identifier [Axis]: Commingled Trust Funds, Northern Trust Funds, Aggregate Bond Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Aggregate Bond Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	138,615
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 17,362,957
Investment, Identifier [Axis]: Commingled Trust Funds, Northern Trust Funds, Collective Russell 2000 Index
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Collective Russell 2000 Index [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	62,001
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 22,802,268
Investment, Identifier [Axis]: Commingled Trust Funds, Northern Trust Funds, EAFE Index Fund Tier 3
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	EAFE Index Fund Tier 3 [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	190,521
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 29,490,803
Investment, Identifier [Axis]: Commingled Trust Funds, Northern Trust Funds, S&P 500 Index Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Commingled Trust Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	S&P 500 Index Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	436,477
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 256,080,879
Investment, Identifier [Axis]: Money Market Fund, Fidelity Management Trust Company, Fidelity Government Money Market
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Money Market Funds [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	Fidelity Government Money Market [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	563,134
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 563,134
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2010 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2010 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	319,179
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 4,095,063
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2020 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2020 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	3,184,005
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 50,211,763
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2030 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2030 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	8,163,191
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 164,651,557
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2040 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2040 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	5,981,550
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 147,265,760
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2050 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2050 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	3,896,323
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 101,187,499
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index 2060 Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index 2060 Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	2,983,724
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 54,035,248
Investment, Identifier [Axis]: Mutual funds, Fidelity Management Trust Company, Freedom Index Income Fund
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Freedom Index Income Fund [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	636,376
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 7,445,594
Investment, Identifier [Axis]: Mutual funds, JP Morgan Mid Cap Value Fund, Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	1,707,097
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 62,723,278
Investment, Identifier [Axis]: Mutual funds, PIMCO Total Return Fund, Institutional Class
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Current Value, Type [Extensible Enumeration]	Mutual Funds
EBP, Investment, Issuer Name [Extensible Enumeration]	Institutional Class [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	3,545,838
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 30,068,706
Investment, Identifier [Axis]: PACCAR Inc Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Asset Held for Investment, Party-in-Interest [true false]	true
EBP, Investment, Current Value, Type [Extensible Enumeration]	EBP, Employer, Common Stock [Member]
EBP, Investment, Issuer Name [Extensible Enumeration]	PACCAR Inc Common Stock [Member]
EBP, Asset Held for Investment, Investment, Excluding Plan Interest in Master Trust, Participation Status [Extensible Enumeration]	us-gaap-ebp:EmployeeBenefitPlanParticipantDirectedMember
Employee Benefit Plan, Investment, number of shares / units | shares	12,798,975
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 1,331,364,750
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, participant loan, maturity year	2039
Employee benefit plan, asset held for investment, participant loan, interest rate	9.50%
Commingled Trust Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 839,330,945
Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Employee benefit plan, asset held for investment, excluding plan interest in master trust, current value	$ 621,684,468